Subsequent Events - Additional Information (Details) - USD ($)	Jun. 30, 2021	Mar. 04, 2021	Mar. 01, 2021	Jan. 14, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current					$ 125,000
Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	8,625,000	8,625,000	8,625,000	7,187,500	8,625,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding			8,625,000	7,187,500